UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    05/09/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 59

Form 13F Information Value Total (thousands):     $277,742

List of Other Included Managers:                      NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM               2824100    11499    187613    SH           SOLE               0       0      187613
Accenture Ltd Cl A            SHS CLASS A     G1151C101      213      3300    SH           SOLE               0       0        3300
AFLAC Inc.                    COM               1055102      373      8113    SH           SOLE               0       0        8113
AMBAC Financial Grp.          COM              23139108        1     32000    SH           SOLE               0       0       32000
Amedisys Inc.                 COM              23436108      227     15680    SH           SOLE               0       0       15680
Amgen, Inc.                   COM              31162100     1395     20525    SH           SOLE               0       0       20525
A-Power Energy Gener          COM             G04136100       20     52740    SH           SOLE               0       0       52740
Apple Computer Inc.           COM              37833100      200       333    SH           SOLE               0       0         333
Berkshire Hathaway Inc.       CL B             84670207      293      3615    SH           SOLE               0       0        3615
Bio-Reference Lab             COM $.01 NEW    09057G602    10585    450230    SH           SOLE               0       0      450230
BP PLC                        SPONSORED ADR    55622104      213      4740    SH           SOLE               0       0        4740
Coach Inc.                    COM             189754104    19406    251111    SH           SOLE               0       0      251111
Coca Cola                     COM             191216100      740     10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103      580      5929    SH           SOLE               0       0        5929
ConocoPhilips                 COM             20825C104      519      6831    SH           SOLE               0       0        6831
eBay Inc.                     COM             278642103    15897    430818    SH           SOLE               0       0      430818
EMC Corp                      COM             268648102    15358    513985    SH           SOLE               0       0      513985
Emerson                       COM             291011104      518      9933    SH           SOLE               0       0        9933
Entremed                      COM             29382F103       29     13146    SH           SOLE               0       0       13146
Exxon Mobil Corp.             COM             30231G102     1365     15733    SH           SOLE               0       0       15733
Fabrinet                      SHS             G3323L100     6162    347930    SH           SOLE               0       0      347930
Factset Research Sys          COM             303075105     9942    100382    SH           SOLE               0       0      100382
Fastenal Co.                  COM             311900104     1190     22000    SH           SOLE               0       0       22000
First Financial Bancorp       COM             320209109     6800    393069    SH           SOLE               0       0      393069
Franklin Resources            COM             354613101     3857     31095    SH           SOLE               0       0       31095
Genpact Ltd.                  SHS             G3922B107     9928    609095    SH           SOLE               0       0      609095
GFI Group Inc                 COM             361652209      105     28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.          COM             375558103    10125    207218    SH           SOLE               0       0      207218
HCC Insurance Holdings        COM             404132102     8906    285715    SH           SOLE               0       0      285715
Int'l Bus. Machines           COM             459200101     1451      6955    SH           SOLE               0       0        6955
ISIS Pharmaceuticals          COM             464330109      382     43600    SH           SOLE               0       0       43600
J P Morgan & Co Inc.          COM             46625H100      322      6993    SH           SOLE               0       0        6993
Johnson & Johnson             COM             478160104      321      4863    SH           SOLE               0       0        4863
LJ International Inc.         ORD             G55312105      279    120059    SH           SOLE               0       0      120059
McDonald's Corporati          COM             580135101     1472     15000    SH           SOLE               0       0       15000
Medtronic Inc.                COM             585055106      633     16147    SH           SOLE               0       0       16147
Merge Technologies Inc.       COM             589981109      738    125950    SH           SOLE               0       0      125950
Microsoft                     COM             594918104      294      9100    SH           SOLE               0       0        9100
Neogen Corp.                  COM             640491106      220      5625                 SOLE               0       0        5625
Norfolk Southern Cor          COM             655844108      245      3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104      569     12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109    14341    156991    SH           SOLE               0       0      156991
Oracle Corp.                  COM             68389X105      205      7020    SH           SOLE               0       0        7020
Philip Morris Intl  Inc       COM             718172109      465      5250    SH           SOLE               0       0        5250
Praxair Inc.                  COM             74005P104    14260    124388    SH           SOLE               0       0      124388
Premier Exhibitions           COM             74051E102      743    210022    SH           SOLE               0       0      210022
Procter & Gamble              COM             742718109     2725     40538    SH           SOLE               0       0       40538
Reinsurance Group of
  America                     COM NEW         759351604    11032    185508    SH           SOLE               0       0      185508
Rockwell Medical              COM             774374102      187     19800    SH           SOLE               0       0       19800
Roper Industries Inc.         COM             776696106    15081    152090    SH           SOLE               0       0      152090
S&P Depository Receipts       UNIT SER 1 S&P  78462F103      948      6729    SH           SOLE               0       0        6729
Sandisk Corp.                 COM             80004C101      307      6200    SH           SOLE               0       0        6200
Shire plc                     SPONSORED ADR   82481R106    12011    126765    SH           SOLE               0       0      126765
St. Jude Medical              COM             790849103    11688    263774    SH           SOLE               0       0      263774
Stec Inc.                     COM             784774101      234     24800    SH           SOLE               0       0       24800
Stryker                       COM             863667101     5636    101594    SH           SOLE               0       0      101594
T Rowe Price Group Inc.       COM             74144T108    10176    155828    SH           SOLE               0       0      155828
Tractor Supply Co.            COM             892356106    13831    152726    SH           SOLE               0       0      152726
Union Pacific Corp.           COM             907818108      296      2756    SH           SOLE               0       0        2756
Visa Inc.                     COM CL A        92826C839    17334    146895    SH           SOLE               0       0      146895
Waters Corp.                  COM             941848103    14585    157399    SH           SOLE               0       0      157399